Unaudited Condensed Consolidated Statements of Comprehensive Income - CNY (¥)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Interest and fees income
Interest and financing service fees on loans	¥ 1,180,106,666	¥ 1,325,657,014
Interest on deposits with banks	8,755,924	7,906,514
Total interest and fees income	1,188,862,590	1,333,563,528
Interest and fees expenses
Interest expenses on interest-bearing borrowings	(583,589,934)	(570,366,896)
Total interest and fees expenses	(583,589,934)	(570,366,896)
Net interest and fees income	605,272,656	763,196,632
Interest income charged to sales partners	89,501,328	22,259,910
Collaboration cost for sales partners	(241,162,974)	(306,281,841)
Net interest and fees income after collaboration cost	453,611,010	479,174,701
Provision for credit losses (net of increase in guaranteed recoverable assets of RMB285,613,359 and RMB544,712,308 for period ended September 30, 2021 and 2022, respectively)	(154,240,697)	(30,054,230)
Net interest and fees income after collaboration cost and provision for credit losses	299,370,313	449,120,471
Realized gains on sales of investments, net	16,933,615	10,053,417
Net gains on sales of loans	51,040,366	17,878,084
Other gains, net	29,606,528	11,624,150
Total non-interest incomes	97,580,509	39,555,651
Operating expenses
Employee compensation and benefits	(141,421,960)	(148,752,761)
Share-based compensation expenses	(4,330,701)	(14,074,776)
Taxes and surcharges	(24,822,600)	(25,658,316)
Operating lease cost	(10,764,863)	(11,537,679)
Other expenses	(73,029,230)	(74,584,462)
Total operating expenses	(254,369,354)	(274,607,994)
Income before income tax expense	142,581,468	214,068,127
Income tax expense	(35,367,175)	(44,212,239)
Net income	¥ 107,214,293	¥ 169,855,888
Earnings per share
Basic (in Yuan Renminbi per share)	¥ 0.08	¥ 0.12
Diluted (in Yuan Renminbi per share)	¥ 0.07	¥ 0.11
Other comprehensive (losses)/income
Net unrealized income on investment securities
Foreign currency translation adjustment	18,747,600	(1,618,941)
Comprehensive income	¥ 125,961,893	¥ 168,236,947